Financial Instruments	3 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Financial Instruments

Note 6.	Financial Instruments
Cash and cash equivalents, accounts and notes receivable, and accounts payable are carried at cost, which approximates fair value. Short-term investments (consisting primarily of time deposits, commercial paper, and Treasury securities), totaling approximately $1.2 billion and $1.1 billion as of the Successor periods ended March 31, 2014 and December 31, 2013, respectively, and $1.8 billion as of the Predecessor period ended December 31, 2012, are recorded at amortized cost, and the respective carrying amounts approximate fair value using quoted prices in active markets. The fair value of marketable equity securities totaling $50 million and $49 million as of the Successor periods ended March 31, 2014 and December 31, 2013, and $45 million as of the Predecessor period ended December 31, 2012, are measured on a recurring basis using quoted prices in active markets.
The estimated fair value of the majority of our current and long-term debt, excluding the Bond and our credit facilities, is determined based on quoted prices in active markets or by using other observable inputs that are derived principally from or corroborated by observable market data. At March 31, 2013 (Predecessor), the outstanding carrying value under our credit facilities, which totaled $945 million (unaudited) and approximated fair value at the time of transfer, was transferred out of estimated fair value using observable inputs and into estimated fair value using unobservable inputs due to the lack of an available pricing source. To estimate the fair value of Bond issued by Sprint Communications, Inc. to Starburst II (see Note 3. Significant Transactions) and its related bond derivative, a convertible bond pricing model was used based on the relevant interest rates, conversion feature and other significant inputs not observable in the market. The significant unobservable inputs used in the fair value measurement of the Bond and its related bond derivative are the credit condition of the companies, probability and timing of conversion, and discount for lack of marketability. Significant increases or decreases in any of those inputs, in isolation, would result or could have resulted in a significantly lower or higher fair value measurement. Immediately preceding the close of the SoftBank Merger on July 10, 2013, the Bond was converted into shares of Sprint Communications. As a result, there is no balance for the Bond or its related bond derivative as of December 31, 2013 or thereafter.
The following table presents carrying amounts and estimated fair values of current and long-term debt, and the available-for-sale bond investment and its related bond derivative:

	Predecessor
	Carrying amount at December 31, 2012	Estimated Fair Value Using Input Type
		Quoted prices in active markets	Observable	Unobservable	Total estimated fair value
	(in millions)
Current and long-term debt	$23,569	$17,506	$6,118	$3,104	$26,728

	Successor
	Carrying amount at December 31, 2012	Estimated Fair Value Using Input Type
		Quoted prices in active markets	Observable	Unobservable	Total estimated fair value
	(in millions)
Bond investment	$2,929	$—	$—	$2,929	$2,929
Bond derivative	$175	$—	$—	$175	$175

	Carrying amount at December 31, 2013	Estimated Fair Value Using Input Type
		Quoted prices in active markets	Observable	Unobservable	Total estimated fair value
	(in millions)
Current and long-term debt	$32,485	$27,000	$5,356	$1,389	$33,745

	Carrying amount at March 31, 2014	Estimated Fair Value Using Input Type
		Quoted prices in active markets	Observable	Unobservable	Total estimated fair value
	(in millions)
Current and long-term debt	$32,277	$27,516	$5,421	$1,262	$34,199

The following is a reconciliation of recurring unobservable assets:

	Successor
	Balances as of December 31, 2012	Net purchases	Conversion of Convertible Bond	Accretion of bond discount recognized as interest income	Change in value of derivative	Realization of Gain on Bond recognized in other income, net	Transfers In (Out) of Unobservable Inputs	Balances as of December 31, 2013
	(in millions)
Bond investment	$2,929	$—	$(3,100)	$12	$—	$159	$—	$—
Bond derivatives	$175	$—	$—	$—	$(175)	$—	$—	$—